Employee benefits (Details 1) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 3,076	₨ 2,894	₨ 2,628
Fair value of plan assets	(3,093)	(2,350)
Net defined benefit (Asset)/liability recognized	₨ (17)	₨ 544